Statement of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital
Equity Balance, Starting at Dec. 31, 2023		$ (83,505)
Shares Outstanding, Ending at Dec. 31, 2023	13,676,798
Stock Issued During Period, Value, Stock Options Exercised		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	106,132
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments		0
Stock Issued During Period, Shares, Conversion of Convertible Securities	2,940,882
Stock Issued During Period, Value, Other		0
Stock Issued During Period, Shares, Other	0
Reclassification of warrants		0
Stock Issued During Period, Value, New Issues		0
Stock Issued During Period, Shares, New Issues	603,904
Net Income (Loss)	$ 0	(12,913)
Shares Outstanding, Ending at Dec. 31, 2024	17,327,716
Equity Balance, Ending at Dec. 31, 2024		(96,418)
Stock Issued During Period, Value, Stock Options Exercised		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	19,877
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments		0
Stock Issued During Period, Shares, Conversion of Convertible Securities	1,169,758
Stock Issued During Period, Value, New Issues		0
Stock Issued During Period, Shares, New Issues	2,846,854
Issuance of shares upon vesting of RSUs, value		0
Issuance of shares upon vesting of RSUs, shares	11,114
Exercise of investor warrants, value		0
Exercise of investor warrants, shares	1,291,523
Net Income (Loss)	$ 0	(11,135)
Shares Outstanding, Ending at Dec. 31, 2025	22,666,842
Equity Balance, Ending at Dec. 31, 2025		$ (107,553)